CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Current assets	€ 33,985	€ 35,481
Cash and cash equivalents	7,181	12,119
Other financial assets	4,832	2,047
Trade receivables	5,758	6,165
Inventories	12,978	11,136
Income tax receivables	39	23
Other assets	3,197	3,991
Non-current assets
Non-current assets	17,912	19,639
Other financial assets	4	944
Intangible assets	857	819
Property, plant and equipment	16,992	17,799
Other assets	59	77
Total assets	51,897	55,120
Current liabilities
Current liabilities	11,949	11,182
Trade payables	1,994	2,683
Contract liabilities	6,574	4,877
Other financial liabilities	1,037	1,161
Other liabilities and provisions	2,344	2,461
Non-current liabilities
Non-current liabilities	22,163	19,216
Contract liabilities	296	281
Other financial liabilities	21,579	18,743
Other liabilities and provisions	288	192
Equity
Equity	17,785	24,722
Subscribed capital	9,135	9,135
Capital reserves	113,071	112,996
Accumulated deficit	(104,089)	(97,240)
Accumulated other comprehensive income (loss)	(588)	(464)
Equity attributable to the owners of the company	17,529	24,427
Non-controlling interest	256	295
Total equity and liabilities	€ 51,897	€ 55,120